Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2012
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
Carrying amount as at January 1, 2011	$—	$8,062	$—	$—	$8,062
Acquisitions	48,551	—	—	—	48,551
Amortization	(3,008)	(2,481)	—	—	(5,489)
Carrying amount as at December 31, 2011	$45,543	$5,581	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$47,720

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
Year ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	Total
2013	5,357	2,481	863	797	9,498
2014	5,357	612	863	797	7,629
2015	5,357	—	501	635	6,493
2016	5,372	—	—	—	5,372
2017	5,357	—	—	—	5,357
Thereafter	13,371	—	—	—	13,371
Total	40,171	3,093	2,227	2,229	47,720